UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06017

Aberdeen Global Select Opportunities Fund Inc.

Exact name of registrant as specified in charter:

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

Address of principal executive offices:

Ms. Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

Name and address of agent for service:

With Copies to:

Jay G. Baris, Esquire

Morrison & Foerster LLP

250 West 55th Street

New York, NY 10019

800 387-6977

Registrant’s telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. The schedule of investments for the three-month period ended July 31, 2014 is filed herewith.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Global Select Opportunities Fund Inc.

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (88.0%)
CANADA (3.9%)
Industrials (1.9%)
Canadian National Railway Co.	2,300	$153,995

Materials (2.0%)
Potash Corp. of Saskatchewan, Inc.	4,400	156,455

		310,450

CHINA (1.7%)
Energy (1.7%)
PetroChina Co. Ltd., H Shares (a)	106,000	138,779

FRANCE (1.1%)
Industrials (1.1%)
Schneider Electric SE (a)	1,000	84,059

HONG KONG (2.7%)
Financials (2.7%)
AIA Group Ltd. (a)	23,700	127,261
Swire Pacific Ltd., Class A (a)	6,500	83,464

		210,725

ITALY (4.9%)
Energy (4.9%)
Eni SpA (a)	5,900	149,864
Tenaris SA, ADR	5,600	240,632

		390,496

JAPAN (6.4%)
Consumer Staples (1.0%)
Japan Tobacco, Inc. (a)	2,200	76,783

Financials (1.2%)
Daito Trust Construction Co. Ltd. (a)	800	96,618

Industrials (1.5%)
FANUC Corp. (a)	700	121,303

Materials (2.7%)
Shin-Etsu Chemical Co. Ltd. (a)	3,400	215,877

		510,581

MEXICO (1.9%)
Consumer Staples (1.9%)
Fomento Economico Mexicano SAB de CV, ADR	1,600	150,224

SINGAPORE (1.0%)
Financials (1.0%)
City Developments Ltd. (a)	9,000	76,195

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Select Opportunities Fund Inc.

SOUTH AFRICA (1.5%)
Telecommunication Services (1.5%)
MTN Group Ltd. (a)	5,800	$119,711

SWEDEN (4.1%)
Financials (1.4%)
Nordea Bank AB (a)	8,300	111,023

Industrials (1.8%)
Atlas Copco AB, A Shares (a)	4,737	140,995

Information Technology (0.9%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	6,000	74,495

		326,513

SWITZERLAND (11.6%)
Consumer Staples (2.0%)
Nestle SA (a)	2,100	155,802

Financials (2.5%)
Zurich Insurance Group AG (a)(b)	700	203,373

Health Care (7.1%)
Novartis AG (a)	2,800	244,263
Roche Holding AG (a)	1,100	319,382

		563,645

		922,820

TAIWAN (3.0%)
Information Technology (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,800	236,000

UNITED KINGDOM (16.0%)
Consumer Staples (2.9%)
British American Tobacco PLC (a)	3,900	228,245

Energy (3.2%)
Royal Dutch Shell PLC, B Shares (a)	5,800	249,884

Financials (4.5%)
HSBC Holdings PLC (a)	15,600	167,003
Standard Chartered PLC (a)	9,291	192,754

		359,757

Industrials (0.3%)
Rolls-Royce Holdings PLC (a)(b)	1,508	26,271

Materials (2.1%)
BHP Billiton PLC (a)	4,900	167,312

Telecommunication Services (1.6%)
Vodafone Group PLC (a)	38,618	128,585

Utilities (1.4%)
Centrica PLC (a)	21,500	112,076

		1,272,130

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global Select Opportunities Fund Inc.

UNITED STATES (28.2%)
Consumer Discretionary (1.6%)
Comcast Corp., Class A	2,300	$123,579

Consumer Staples (8.4%)
CVS Caremark Corp.	3,200	244,352
PepsiCo, Inc.	2,300	202,630
Philip Morris International, Inc.	2,700	221,427

		668,409

Energy (6.7%)
Chevron Corp.	900	116,316
EOG Resources, Inc.	2,000	218,880
Schlumberger Ltd.	1,800	195,102

		530,298

Health Care (5.1%)
Baxter International, Inc.	2,200	164,318
Johnson & Johnson	2,400	240,216

		404,534

Industrials (1.8%)
United Technologies Corp.	1,400	147,210

Information Technology (3.6%)
Oracle Corp.	5,000	201,950
Visa, Inc., Class A	400	84,404

		286,354

Materials (1.0%)
Praxair, Inc.	600	76,884

		2,237,268

Total Common Stocks		6,985,951

PREFERRED STOCKS (9.3%)
BRAZIL (6.7%)
Energy (1.5%)
Petroleo Brasileiro SA, ADR, Preferred Shares	7,200	121,104

Financials (3.0%)
Banco Bradesco SA, ADR, Preferred Shares	15,900	242,952

Materials (2.2%)
Vale SA, ADR, Preferred Shares	13,500	172,800

		536,856

REPUBLIC OF SOUTH KOREA (2.6%)
Information Technology (2.6%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	400	207,000

Total Preferred Stocks		743,856

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Global Select Opportunities Fund Inc.

REPURCHASE AGREEMENT (2.3%)
UNITED STATES (2.3%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $181,385 collateralized by Federal Home Loan Mortgage Corp., maturing 10/16/2017; total market value of $188,575	$181,385	$181,385

Total Repurchase Agreement		181,385

Total Investments (Cost $7,394,946) (d)—99.6%		7,911,192

Other assets in excess of liabilities—0.4%		27,813

Net Assets—100.0%		$7,939,005

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (86.8%)
BULGARIA (0.4%)
Financials (0.4%)
LEV Insurance (a)(b)(c)(d)	4,078,860	$1,902,752

CANADA (5.2%)
Industrials (2.0%)
Canadian National Railway Co.	164,700	11,027,404

Materials (2.2%)
Potash Corp. of Saskatchewan, Inc.	330,400	11,748,297

Telecommunication Services (1.0%)
TELUS Corp.	163,500	5,716,080

		28,491,781

CHINA (1.5%)
Energy (1.5%)
PetroChina Co. Ltd., H Shares (c)	6,129,200	8,024,589

FRANCE (4.3%)
Consumer Staples (2.0%)
Casino Guichard-Perrachon SA (c)	92,100	11,084,380

Industrials (1.3%)
Schneider Electric SE (c)	80,200	6,741,561

Utilities (1.0%)
GDF Suez (c)	209,100	5,352,913

		23,178,854

GERMANY (1.6%)
Materials (1.6%)
Linde AG (c)	42,600	8,715,075

HONG KONG (5.0%)
Financials (3.4%)
AIA Group Ltd. (c)	2,326,800	12,494,084
Swire Pacific Ltd., Class A (c)	490,900	6,303,494

		18,797,578

Industrials (1.6%)
Jardine Matheson Holdings Ltd. (c)	143,600	8,605,405

		27,402,983

ITALY (5.3%)
Energy (5.3%)
Eni SpA (c)	528,456	13,423,103
Tenaris SA, ADR	364,900	15,679,753

		29,102,856

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Select International Equity Fund

JAPAN (8.4%)
Consumer Staples (2.0%)
Japan Tobacco, Inc. (c)	318,800	$11,126,605

Financials (1.3%)
Daito Trust Construction Co. Ltd. (c)	59,200	7,149,722

Industrials (2.2%)
FANUC Corp. (c)	69,100	11,974,282

Materials (2.9%)
Shin-Etsu Chemical Co. Ltd. (c)	249,300	15,828,849

		46,079,458

LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka (b)(c)(d)	1,424,182	0

MEXICO (2.5%)
Consumer Staples (2.5%)
Fomento Economico Mexicano SAB de CV, ADR	144,600	13,576,499

SERBIA (0.0%)
Industrials (0.0%)
Toza Markovic ad Kikinda (a)(b)(c)(d)	78,160	0

SINGAPORE (3.6%)
Financials (1.5%)
City Developments Ltd. (c)	992,000	8,398,424

Telecommunication Services (2.1%)
Singapore Telecommunications Ltd. (c)	3,533,600	11,481,469

		19,879,893

SOUTH AFRICA (1.6%)
Telecommunication Services (1.6%)
MTN Group Ltd. (c)	428,900	8,852,444

SWEDEN (4.6%)
Financials (1.5%)
Nordea Bank AB (c)	589,900	7,890,706

Industrials (2.1%)
Atlas Copco AB, A Shares (c)	392,262	11,675,504

Information Technology (1.0%)
Telefonaktiebolaget LM Ericsson, B Shares (c)	441,100	5,476,611

		25,042,821

SWITZERLAND (15.9%)
Consumer Staples (3.6%)
Nestle SA (c)	267,300	19,831,305

Financials (2.6%)
Zurich Insurance Group AG (c)(d)	47,700	13,858,441

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Select International Equity Fund

Health Care (8.6%)
Novartis AG (c)	251,700	$21,957,451
Roche Holding AG (c)	86,600	25,144,105

		47,101,556

Industrials (1.1%)
Schindler Holding AG (c)	38,000	5,673,578

		86,464,880

TAIWAN (3.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (c)	4,799,000	19,280,704

UNITED KINGDOM (23.4%)
Consumer Staples (3.5%)
British American Tobacco PLC (c)	326,300	19,096,507

Energy (4.9%)
John Wood Group PLC (c)	638,100	8,038,014
Royal Dutch Shell PLC, B Shares (c)	427,100	18,400,920

		26,438,934

Financials (4.8%)
HSBC Holdings PLC (c)	1,132,600	12,124,850
Standard Chartered PLC (c)	682,551	14,160,401

		26,285,251

Industrials (4.0%)
Experian PLC (c)	491,900	8,404,810
Rolls-Royce Holdings PLC (c)(d)	153,847	2,680,221
Weir Group PLC (The) (c)	253,600	10,932,935

		22,017,966

Materials (2.8%)
BHP Billiton PLC (c)	450,800	15,392,682

Telecommunication Services (1.9%)
Vodafone Group PLC (c)	3,028,200	10,082,919

Utilities (1.5%)
Centrica PLC (c)	1,560,000	8,132,002

		127,446,261

VENEZUELA (0.0%)
Financials (0.0%)
Banco Provincial SA-Banco Universal (b)	18,422	165,266
Banco Venezolano de Credito SA (b)(c)(d)	156	0

		165,266

Industrials (0.0%)
Cemex Venezuela SACA-I (b)(c)(d)	15,843,815	0

Materials (0.0%)
Siderurgica Venezolana Sivensa SACA, ADR (b)(c)(d)	2,847,910	0

		165,266

Total Common Stocks		473,607,116

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Select International Equity Fund

EXCHANGE TRADED FUNDS (0.3%)
RUSSIA (0.3%)
Renaissance Pre-IPO Fund (b)(c)(d)	$92,634	$1,389,510

Total Exchange Traded Funds		1,389,510

GOVERNMENT BONDS (0.2%)
VENEZUELA (0.2%)
Bonos de la Deuda Publica Nacional (VEF), 17.25%, 12/31/2015 (b)(c)	10,000,000	152,789
Bonos de la Deuda Publica Nacional (VEF), 16.00%, 08/23/2018 (b)(c)	49,500,000	796,205
Bonos de la Deuda Publica Nacional (VEF), 18.00%, 04/12/2018 (b)(c)	20,000,000	322,652

		1,271,646

Total Government Bonds		1,271,646

PREFERRED STOCKS (11.5%)
BRAZIL (7.6%)
Energy (1.4%)
Petroleo Brasileiro SA, ADR, Preferred Shares	462,800	7,784,296

Financials (3.3%)
Banco Bradesco SA, ADR, Preferred Shares	1,165,200	17,804,256

Materials (2.9%)
Vale SA, ADR, Preferred Shares	1,223,400	15,659,520

		41,248,072

REPUBLIC OF SOUTH KOREA (3.9%)
Information Technology (3.9%)
Samsung Electronics Co. Ltd., Preferred Shares (c)	20,700	21,442,760

Total Preferred Stocks		62,690,832

REPURCHASE AGREEMENT (1.0%)
UNITED STATES (1.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $5,631,401 collateralized by Federal National Mortgage Association, maturing 10/17/2017; total market value of $5,746,575	$5,631,401	5,631,401

Total Repurchase Agreement		5,631,401

Total Investments (Cost $582,031,980) (e)—99.8%		544,590,505

Other assets in excess of liabilities—0.2%		1,013,439

Net Assets—100.0%		$545,603,944

(a)	Investment in affiliate.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.87% of net assets as of July 31, 2014.
(c)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Non-income producing security.
(e)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Select International Equity Fund II

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (85.7%)
CANADA (5.1%)
Industrials (2.0%)
Canadian National Railway Co.	77,500	$5,188,972

Materials (2.1%)
Potash Corp. of Saskatchewan, Inc.	152,700	5,429,676

Telecommunication Services (1.0%)
TELUS Corp.	77,600	2,712,953

		13,331,601

CHINA (1.4%)
Energy (1.4%)
PetroChina Co. Ltd., H Shares (a)	2,882,000	3,773,228

FRANCE (4.2%)
Consumer Staples (2.0%)
Casino Guichard-Perrachon SA (a)	44,000	5,295,469

Industrials (1.2%)
Schneider Electric SE (a)	39,500	3,320,345

Utilities (1.0%)
GDF Suez (a)	99,400	2,544,618

		11,160,432

GERMANY (1.6%)
Materials (1.6%)
Linde AG (a)	20,600	4,214,332

HONG KONG (4.9%)
Financials (3.3%)
AIA Group Ltd. (a)	1,073,800	5,765,922
Swire Pacific Ltd., Class A (a)	230,000	2,953,358

		8,719,280

Industrials (1.6%)
Jardine Matheson Holdings Ltd. (a)	67,600	4,051,013

		12,770,293

ITALY (5.5%)
Energy (5.5%)
Eni SpA (a)	247,222	6,279,589
Tenaris SA, ADR	191,100	8,211,567

		14,491,156

JAPAN (8.1%)
Consumer Staples (2.0%)
Japan Tobacco, Inc. (a)	149,200	5,207,307

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Select International Equity Fund II

Financials (1.3%)
Daito Trust Construction Co. Ltd. (a)	27,600	$3,333,316

Industrials (2.1%)
FANUC Corp. (a)	32,300	5,597,240

Materials (2.7%)
Shin-Etsu Chemical Co. Ltd. (a)	112,600	7,149,332

		21,287,195

MEXICO (2.5%)
Consumer Staples (2.5%)
Fomento Economico Mexicano SAB de CV, ADR	71,200	6,684,968

SINGAPORE (3.8%)
Financials (1.6%)
City Developments Ltd. (a)	482,000	4,080,686

Telecommunication Services (2.2%)
Singapore Telecommunications Ltd. (a)	1,821,000	5,916,842

		9,997,528

SOUTH AFRICA (1.5%)
Telecommunication Services (1.5%)
MTN Group Ltd. (a)	197,100	4,068,120

SWEDEN (4.5%)
Financials (1.5%)
Nordea Bank AB (a)	286,600	3,833,661

Industrials (2.1%)
Atlas Copco AB, A Shares (a)	183,670	5,466,856

Information Technology (0.9%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	202,300	2,511,717

		11,812,234

SWITZERLAND (16.0%)
Consumer Staples (3.6%)
Nestle SA (a)	127,300	9,444,539

Financials (2.5%)
Zurich Insurance Group AG (a)(b)	22,900	6,653,214

Health Care (8.8%)
Novartis AG (a)	129,900	11,332,034
Roche Holding AG (a)	40,800	11,846,183

		23,178,217

Industrials (1.1%)
Schindler Holding AG (a)	18,200	2,717,345

		41,993,315

TAIWAN (3.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,256,000	9,063,819

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Select International Equity Fund II

UNITED KINGDOM (23.1%)
Consumer Staples (3.4%)
British American Tobacco PLC (a)	152,700	$8,936,674

Energy (4.8%)
John Wood Group PLC (a)	319,300	4,022,156
Royal Dutch Shell PLC, B Shares (a)	201,800	8,694,230

		12,716,386

Financials (4.7%)
HSBC Holdings PLC (a)	544,000	5,823,696
Standard Chartered PLC (a)	312,803	6,489,502

		12,313,198

Industrials (4.1%)
Experian PLC (a)	229,200	3,916,207
Rolls-Royce Holdings PLC (a)(b)	72,283	1,259,267
Weir Group PLC (The) (a)	129,600	5,587,178

		10,762,652

Materials (2.8%)
BHP Billiton PLC (a)	213,200	7,279,769

Telecommunication Services (1.8%)
Vodafone Group PLC (a)	1,452,272	4,835,593

Utilities (1.5%)
Centrica PLC (a)	729,800	3,804,317

		60,648,589

Total Common Stocks		225,296,810

PREFERRED STOCKS (11.6%)
BRAZIL (7.8%)
Energy (1.8%)
Petroleo Brasileiro SA, ADR, Preferred Shares	288,300	4,849,206

Financials (3.2%)
Banco Bradesco SA, ADR, Preferred Shares	545,200	8,330,656

Materials (2.8%)
Vale SA, ADR, Preferred Shares	571,200	7,311,360

		20,491,222

REPUBLIC OF SOUTH KOREA (3.8%)
Information Technology (3.8%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	9,700	10,048,057

Total Preferred Stocks		30,539,279

REPURCHASE AGREEMENT (1.8%)
UNITED STATES (1.8%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $4,611,447, collateralized by a Federal Home Loan Mortgage Corp., maturing 10/16/2017; total market value of $4,704,450	$4,611,447	4,611,447

Total Repurchase Agreement		4,611,447

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Select International Equity Fund II

Total Investments (Cost $246,791,893) (c)—99.1%	260,447,536

Other assets in excess of liabilities—0.9%	2,415,795

Net Assets—100.0%	$262,863,331

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (8.8%)
CANADA (1.0%)
Ford Auto Securitization Trust, Series 2014-R2, Class A1 (CAD), 1.35%, 03/15/2016	$1,733,477	$1,590,933
Golden Credit Card Trust, Series 2012-5A, Class A (USD), 0.79%, 09/15/2017 (a)	7,470,000	7,487,644
Master Credit Card Trust II, Series 2012-2A, Class A (USD), 0.78%, 04/21/2017 (a)	5,690,000	5,698,822

		14,777,399

UNITED STATES (7.8%)
Ally Auto Recivables Trust, Series 2012-3, Class A3 (USD), 0.85%, 08/15/2015	3,761,281	3,769,808
Ally Master Owner Trust, Series 2012-1, Class A2 (USD), 1.44%, 02/15/2017	4,160,000	4,182,256
BMW Floorplan Master Owner Trust, Series 2012-1A, Class A (USD), 0.55%, 09/15/2017 (a)(b)	6,170,000	6,190,299
Chase Issuance Trust, Series 2013-A2, Class A2 (USD), 0.25%, 02/15/2017 (b)	6,240,000	6,239,529
Chesapeake Funding LLC, Series 2013-1A, Class A (USD), 0.61%, 01/07/2025 (a)(b)	3,401,179	3,406,584
Citibank Credit Card Issuance Trust, Series 2005-A2, Class A2 (USD), 4.85%, 03/10/2017	2,800,000	2,875,982
CNH Equipment Trust
Series 2012-A, Class A3 (USD), 0.94%, 05/15/2017	961,630	963,323
Series 2013-A, Class A2 (USD), 0.44%, 07/15/2016	863,904	863,997
Series 2013-A, Class A3 (USD), 0.69%, 06/15/2018	2,595,000	2,599,117
Discover Card Execution Note Trust, Series 2012-A1, Class A1 (USD), 0.81%, 08/15/2017	6,630,000	6,646,767
Dryrock Issuance Trust, Series 2012-2, Class A (USD), 0.64%, 08/15/2018	4,890,000	4,889,597
Ford Credit Auto Owner Trust, Series 2013-C, Class A2 (USD), 0.55%, 04/15/2016	1,587,784	1,588,722
Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1 (USD), 4.20%, 02/15/2017 (a)	8,140,000	8,305,751
GE Capital Credit Card Master Note Trust, Series 2012-1, Class A (USD), 1.03%, 01/15/2018	4,765,000	4,777,353
GE Dealer Floorplan Master Note Trust
Series 2012-4, Class A (USD), 0.60%, 10/20/2017 (b)	3,810,000	3,819,134
Series 2013-1, Class A (USD), 0.56%, 04/20/2018 (b)	3,180,000	3,190,424
GE Equipment Transportation LLC, Series 2012-1, Class A3 (USD), 0.99%, 11/23/2015	289,534	289,782
Mercedes Benz Auto Lease Trust, Series 2014-A, Class A2A, ABS (USD), 0.48%, 06/15/2016	5,600,000	5,603,394
Mercedes-Benz Master Owner Trust, Series 2012-BA, Class A (USD), 0.42%, 11/15/2016 (a)(b)	4,620,000	4,620,979
Navistar Financial Dealer Note Master Trust
Series 2013-1, Class A (USD), 0.83%, 01/25/2018 (a)(b)	3,910,000	3,914,729
Series 2013-2, Class A (USD), 0.84%, 09/25/2018 (a)(b)	4,170,000	4,182,327
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A2 (USD), 0.52%, 04/15/2016	1,980,622	1,981,640
Series 2013-B, Class A3 (USD), 0.84%, 11/15/2017	2,400,000	2,408,216
SLM Student Loan Trust
Series 2011-1, Class A1 (USD), 0.68%, 03/25/2026 (b)	2,315,531	2,331,935
Series 2011-2, Class A1 (USD), 0.76%, 11/25/2027 (b)	5,622,673	5,679,021
Series 2013-1, Class A1 (USD), 0.31%, 02/27/2017 (b)	894,998	894,790
Series 2013-2, Class A (USD), 0.61%, 09/25/2026 (b)	3,677,224	3,688,619
United States Small Business Administration
Series 2005-P10B, Class 1 (USD), 4.94%, 08/10/2015	900,452	929,711
Series 2006-P10A, Class 1 (USD), 5.41%, 02/10/2016	27,764	28,760
Series 2007-P10A, Class 1 (USD), 5.46%, 02/10/2017	1,082,396	1,159,794
Volkswagen Auto Lease Trust, Series 2013-A, Class A3 (USD), 0.84%, 07/20/2016	3,620,000	3,631,381

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Total Return Bond Fund

Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A2 (USD), 0.42%, 03/20/2017	$6,140,000	$6,138,272
Volvo Financial Equipment LLC, Series 2013-1A, Class A3 (USD), 0.74%, 03/15/2017 (a)	5,845,000	5,854,250

		117,646,243

Total Asset-Backed Securities		132,423,642

COMMERCIAL MORTGAGE-BACKED SECURITIES (17.9%)
UNITED STATES (17.9%)
Alternative Loan Trust
Series 2004-2CB, Class 1A2 (USD), 5.13%, 03/25/2034	251,588	252,323
Series 2004-28CB, Class 3A1 (USD), 6.00%, 01/25/2035	3,818,056	3,816,670
Series 2005-86CB, Class A8 (USD), 5.50%, 02/25/2036	3,281,247	3,187,231
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM (USD), 5.45%, 09/10/2047	3,550,000	3,803,719
Banc of America Mortgage Trust, Series 2004-7, Class 2A3 (USD), 5.75%, 08/25/2034	782,972	815,811
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A (USD), 2.56%, 07/25/2034 (b)	1,127,905	1,114,371
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AM (USD), 5.45%, 12/11/2040 (b)	4,082,000	4,291,417
CD Commercial Mortgage Trust, Series 2007-CD4, Class A4 (USD), 5.32%, 12/11/2049	4,995,000	5,405,749
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	1,098,071	1,113,480
Citigroup Commercial Mortgage Trust
(USD), 2.11%, 01/12/2030 (a)	2,475,202	2,506,352
Series 2007-C6, Class AM (USD), 5.71%, 12/10/2049 (b)	4,150,000	4,553,305
Citigroup Mortgage Loan Trust
Series 2014-A, Class A (USD), 4.00%, 01/25/2035 (a)(b)	4,799,301	5,025,692
Series 2005-11, Class A3 (USD), 2.52%, 11/25/2035 (b)	2,071,050	2,067,707
Series 2014-J1, Class A1 (USD), 3.50%, 06/25/2044 (a)(b)	6,430,772	6,449,267
COMM 2013-300P Mortgage Trust, Series 2013-300P, Class A1, (USD), 4.35%, 08/10/2030 (a)	4,970,000	5,388,787
COMM 2014-TWC Mortgage Trust, Series 2014-TWC, Class B (USD), 1.75%, 02/13/2032 (a)(b)	3,810,000	3,852,047
Commercial Mortgage Pass Through Certificates
Series 2006-C4, Class A3 (USD), 5.47%, 09/15/2039	4,769,101	5,114,158
Series 2013-CR9, Class A1 (USD), 1.34%, 07/10/2045	2,666,661	2,669,318
Commercial Mortgage Trust, Series 2007-GG11, Class A4 (USD), 5.74%, 12/10/2049	4,255,000	4,717,302
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 5A1 (USD), 6.00%, 12/25/2034	3,584,516	3,730,299
Credit Suisse Mortgage Capital Trust
Series 2013-IVR1, Class A1 (USD), 2.50%, 03/25/2043 (a)(b)	5,728,446	5,355,204
Series 2013-6, Class2A1 (USD), 3.50%, 08/25/2043 (a)(b)	5,625,713	5,630,028
Series 2013-7, Class A11 (USD), 3.50%, 08/25/2043 (a)(b)	6,349,935	6,354,806
EverBank Mortgage Loan Trust, Series 2013-2, Class A (USD), 3.00%, 06/25/2043 (a)(b)	5,563,900	5,372,886
FDIC Guaranteed Notes Trust
Series 2010-C1, Class A (USD), 2.98%, 12/06/2020 (a)	2,960,334	3,063,972
Series 2010-S2, Class 2A (USD), 2.57%, 07/29/2047 (a)	3,053,943	3,091,619
FDIC Trust, Series 2010-R1, Class A (USD), 2.18%, 05/25/2050 (a)	2,540,497	2,557,588
GRCE Mortgage Trust, Series 2014, Class A (USD), 3.37%, 06/10/2028 (a)	3,990,000	4,106,123
GS Mortgage Securites Corp. Trust
Series 2013-NYC5, Class A (USD), 2.32%, 01/10/2030 (a)	4,740,000	4,765,641
Series 2012-SHOP, Class A (USD), 2.93%, 06/05/2031 (a)	6,330,000	6,506,806
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	2,834,120	2,943,134

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Total Return Bond Fund

Hilton USA Trust 2013-HLT, Series 2013-HLT, Class CFX, (USD), 3.71%, 11/05/2030 (a)	$6,325,000	$6,467,540
IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 3A1 (USD), 2.63%, 01/25/2036 (b)	3,393,845	3,042,904
Series 2006-AR1, Class A1 (USD), 5.04%, 08/25/2036 (b)	478,778	477,320
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A1 (USD), 1.30%, 01/15/2046	2,445,157	2,460,631
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class A (USD), 1.07%, 06/15/2029 (a)(b)	5,420,000	5,431,778
JP Morgan Mortgage Trust
Series 2005-A2, Class 3A2 (USD), 2.35%, 04/25/2035 (b)	2,036,508	1,999,861
Series 2005-A5, Class 2A2 (USD), 2.56%, 08/25/2035 (b)	1,725,455	1,741,662
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	2,845,634	3,015,888
Series 2013-1, Class 1A2 (USD), 3.00%, 03/25/2043 (a)(b)	7,516,568	7,324,835
Series 2013-1, Class B1 (USD), 3.55%, 03/25/2043 (a)(b)	3,135,289	3,079,628
Series 2013-2, Class A2 (USD), 3.50%, 05/25/2043 (a)(b)	4,585,078	4,598,054
Series 2013-3, Class A3 (USD), 3.48%, 07/25/2043 (a)(b)	4,986,320	4,991,706
Series 2014-1, Class 2A2 (USD), 3.50%, 01/25/2044 (a)(b)	7,616,256	7,627,452
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AM (USD), 5.85%, 06/15/2038 (b)	3,040,000	3,285,065
Series 2007-C7, Class AM (USD), 6.16%, 09/15/2045 (b)	3,760,000	4,264,278
Madison Avenue Trust, Series 2013-650M, Class A (USD), 3.84%, 10/12/2032 (a)	2,610,000	2,756,644
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1 (USD), 2.63%, 02/25/2036 (b)	1,252,365	1,241,671
MASTR Alternative Loan Trust, Series 2004-3, Class 4A1 (USD), 5.50%, 04/25/2034	2,845,916	3,058,728
Merrill Lynch Mortgage Investors Trust
Series 2006-1, Class 2A1 (USD), 2.14%, 02/25/2036 (b)	2,428,911	2,455,858
Series 2007-2, Class 2A1 (USD), 2.53%, 06/25/2037 (b)	1,667,740	1,618,025
Series 2007-3, Class 2A2 (USD), 2.53%, 09/25/2037 (b)	1,561,921	1,508,492
Morgan Stanley Capital I Trust
Series 2013-WLSR, Class A (USD), 2.70%, 01/11/2032 (a)	4,590,000	4,634,101
Series 2006-IQ12, Class AM (USD), 5.37%, 12/15/2043	3,870,000	4,193,518
Series 2007-IQ16, Class A4 (USD), 5.81%, 12/12/2049	4,126,942	4,566,955
NCUA Guaranteed Notes Trust
Series 2010-R2, Class 1A (USD), 0.53%, 11/06/2017 (b)	3,355,439	3,363,043
Series 2010-R3, Class 1A (USD), 0.71%, 12/08/2020 (b)	4,975,006	5,007,889
New Residential Mortgage Loan Trust, Series 2014-1A, Class A (USD), 3.75%, 01/25/2054 (a)(b)	1,682,606	1,741,012
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	2,644,508	2,766,478
Sequoia Mortgage Trust
Series 2013-4, Class A2 (USD), 2.50%, 04/25/2043 (b)	5,162,418	4,805,406
Series 2013-5, Class A1 (USD), 2.50%, 05/25/2043 (a)(b)	5,824,579	5,421,774
Series 2013-6, Class A1 (USD), 2.50%, 05/25/2043 (b)	5,218,321	4,857,443
Series 2013-7, Class A1 (USD), 2.50%, 06/25/2043 (b)	5,987,513	5,573,441
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	4,317,125	4,336,099
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 3.82%, 09/25/2037 (b)	3,757,541	3,739,324
Series 2007-4, Class 3A1 (USD), 6.07%, 09/25/2037 (b)	238,212	249,780
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM (USD), 5.60%, 10/15/2048 (b)	5,325,000	5,765,023
WaMu Mortgage Pass Through Certificates
Series 2005-AR5, Class A5 (USD), 2.38%, 05/25/2035 (b)	518,569	519,326
Series 2005-AR7, Class A3 (USD), 2.37%, 08/25/2035 (b)	4,680,000	4,592,201
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (USD), 4.39%, 11/15/2043 (a)	3,100,000	3,374,463
Wells Fargo Mortgage Backed Securities Trust

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Total Return Bond Fund

Series 2005-AR13, Class 4A1 (USD), 5.35%, 05/25/2035 (b)	$3,234,346	$3,266,285
Series 2006-5, Class 1A5 (USD), 5.25%, 04/25/2036	3,385,412	3,475,634
Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	1,602,135	1,701,083
Series 2006-19, Class A4 (USD), 5.25%, 12/26/2036	892,791	897,876

		270,918,986

Total Commercial Mortgage-Backed Securities		270,918,986

CORPORATE BONDS (28.6%)
BRAZIL (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Petrobras International Finance Co. (USD), 5.88%, 03/01/2018	6,283,000	6,813,851

CANADA (1.0%)
Commercial Banks (0.8%)
National Bank of Canada (USD), GMTN, 1.45%, 11/07/2017	3,860,000	3,842,997
Toronto-Dominion Bank (USD), 2.20%, 07/29/2015 (a)	8,130,000	8,276,161

		12,119,158

Oil, Gas & Consumable Fuels (0.2%)
CNOOC Nexen Finance 2014 ULC (USD), 4.25%, 04/30/2024	3,510,000	3,599,666

		15,718,824

COLOMBIA (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Ecopetrol SA (USD), 5.88%, 05/28/2045	2,340,000	2,457,000

FRANCE (0.9%)
Apparel (0.3%)
LVMH Moet Hennessy Louis Vuitton SA (USD), 1.63%, 06/29/2017 (a)	4,250,000	4,297,770

Beverages (0.6%)
Pernod-Ricard SA (USD), 4.25%, 07/15/2022 (a)	8,280,000	8,665,740

		12,963,510

GERMANY (0.4%)
Commercial Banks (0.4%)
KFW (USD), 0.63%, 04/24/2015 (c)	2,790,000	2,798,250
Norddeutsche Landesbank Girozentrale (USD), 0.88%, 10/16/2015 (a)	3,780,000	3,795,695

		6,593,945

HONG KONG (0.4%)
Holding Companies-Diversified Operations (0.4%)
Hutchison Whampoa International 11 Ltd. (USD), 3.50%, 01/13/2017 (a)	5,710,000	5,995,574

ITALY (0.6%)
Commercial Banks (0.6%)
Intesa Sanpaolo SpA (USD), 3.13%, 01/15/2016	9,340,000	9,585,362

LUXEMBOURG (0.1%)
Pharmaceutical (0.1%)
Actavis Funding SCS (USD), 3.85%, 06/15/2024 (a)	2,380,000	2,379,729

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Total Return Bond Fund

NETHERLANDS (1.9%)
Beverages (0.4%)
Diageo Finance BV (USD), 3.25%, 01/15/2015	$6,300,000	$6,382,612

Commercial Banks (0.4%)
ABN AMRO Bank (USD), 2.50%, 10/30/2018 (a)	5,550,000	5,620,219

Electric Utilities (0.5%)
Enel Finance International (USD), 6.00%, 10/07/2039 (a)	6,870,000	7,861,032

Oil, Gas & Consumable Fuels (0.6%)
Shell International Finance BV (USD), 3.40%, 08/12/2023	8,902,000	9,060,767

		28,924,630

NORWAY (0.6%)
Commercial Banks (0.6%)
DNB Bank ASA (USD), 3.20%, 04/03/2017 (a)	8,220,000	8,614,075

PANAMA (0.5%)
Leisure Time (0.5%)
Carnival Corp. (USD), 3.95%, 10/15/2020	6,740,000	7,059,786

SUPRANATIONAL (2.0%)
Banks (2.0%)
International Finance Corp. (USD), 0.50%, 05/15/2015	15,150,000	15,169,240
International Bank for Reconstruction & Development
(NZD), MTN, 4.63%, 02/26/2019	8,530,000	7,263,365
Series GDIF (AUD), MTN, 3.50%, 04/29/2019	8,110,000	7,572,564

		30,005,169

SWEDEN (0.9%)
Commercial Banks (0.9%)
Nordea Bank AB (USD), 3.13%, 03/20/2017 (a)	7,040,000	7,365,536
Svenska Handelsbanken AB (USD), 2.50%, 01/25/2019	5,570,000	5,678,593

		13,044,129

SWITZERLAND (0.9%)
Diversified Financial Services (0.9%)
Credit Suisse AG (USD), 1.63%, 03/06/2015 (a)	12,870,000	12,963,874

UNITED KINGDOM (1.2%)
Advertising (0.4%)
WPP Finance 2010 (USD), 5.63%, 11/15/2043	5,330,000	5,824,043

Aerospace & Defense (0.4%)
BAE Systems PLC (USD), 4.75%, 10/11/2021 (a)	5,072,000	5,497,850

Commercial Banks (0.3%)
HSBC Holdings PLC (USD), 5.25%, 03/14/2044	2,000,000	2,132,450
Standard Chartered PLC (USD), 5.70%, 03/26/2044 (a)	3,020,000	3,196,099

		5,328,549

Oil, Gas & Consumable Fuels (0.1%)
BP Capital Markets PLC (USD), 1.70%, 12/05/2014	1,220,000	1,225,490

		17,875,932

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Total Return Bond Fund

UNITED STATES (16.6%)
Aerospace & Defense (1.1%)
Boeing Co. (The) (USD), 3.50%, 02/15/2015	$12,524,000	$12,740,227
L-3 Communications Corp. (USD), 3.95%, 05/28/2024	4,545,000	4,515,185

		17,255,412

Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 2.50%, 07/15/2022	4,360,000	4,200,576
PepsiCo, Inc. (USD), 0.75%, 03/05/2015	5,398,530	5,413,117

		9,613,693

Biotechnology (0.5%)
Gilead Sciences, Inc.
(USD), 2.40%, 12/01/2014	4,745,000	4,774,931
(USD), 4.80%, 04/01/2044	2,320,000	2,480,572

		7,255,503

Chemicals (0.2%)
Dow Chemical Co. (The) (USD), 4.38%, 11/15/2042	2,460,000	2,360,737

Commercial Banks (3.4%)
Bank of America Corp.
(USD), 2.60%, 01/15/2019	8,640,000	8,693,629
(USD), MTN, 5.00%, 01/21/2044	4,840,000	5,104,521
Citigroup, Inc. (USD), 2.50%, 09/26/2018	9,720,000	9,837,952
Goldman Sachs Group, Inc. (The)
(USD), 2.90%, 07/19/2018	4,740,000	4,857,476
(USD), 4.00%, 03/03/2024	4,380,000	4,428,241
JPMorgan Chase & Co. (USD), 4.35%, 08/15/2021	10,240,000	11,035,269
Morgan Stanley (USD), MTN, 5.63%, 09/23/2019	3,300,000	3,759,416
Wells Fargo & Co. (USD), MTN, 4.10%, 06/03/2026	3,470,000	3,505,217

		51,221,721

Computers & Peripherals (0.8%)
Hewlett-Packard Co. (USD), 2.63%, 12/09/2014	3,403,000	3,429,104
International Business Machines Corp.
(USD), 7.00%, 10/30/2025	2,270,000	3,009,927
(USD), 6.22%, 08/01/2027	4,306,000	5,411,462

		11,850,493

Diversified Financial Services (1.7%)
Apollo Management Holdings LP (USD), 4.00%, 05/30/2024 (a)	4,720,000	4,738,451
BlackRock, Inc. (USD), 3.50%, 12/10/2014	7,422,000	7,507,620
Harley-Davidson Financial Services, Inc. (USD), MTN, 3.88%, 03/15/2016 (a)	5,260,000	5,513,322
KKR Group Finance Co. III LLC (USD), 5.13%, 06/01/2044 (a)	3,800,000	3,945,897
Legg Mason, Inc. (USD), 5.63%, 01/15/2044	4,290,000	4,717,039

		26,422,329

Diversified Telecommunication Services (0.9%)
Verizon Communications, Inc. (USD), 6.40%, 09/15/2033	10,530,000	13,096,098

Electric Utilities (0.6%)
Edison International (USD), 3.75%, 09/15/2017	6,715,000	7,136,145
Public Service Electric & Gas Co., Series G, (USD), MTN, 0.85%, 08/15/2014	1,555,000	1,555,348

		8,691,493

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Total Return Bond Fund

Electronics (0.3%)
Thermo Fisher Scientific, Inc. (USD), 3.25%, 11/20/2014	$4,740,000	$4,779,494

Energy Equipment & Services (0.8%)
Enable Midstream Partners LP (USD), 5.00%, 05/15/2044 (a)	3,400,000	3,417,153
Energy Transfer Partners LP (USD), 4.15%, 10/01/2020	8,348,000	8,771,694

		12,188,847

Gas Utilities (0.4%)
Sempra Energy (USD), 3.55%, 06/15/2024	5,430,000	5,469,894

Healthcare Providers & Services (0.3%)
WellPoint, Inc. (USD), 5.10%, 01/15/2044	4,650,000	5,033,086

Insurance (0.6%)
American International Group, Inc. (USD), 4.13%, 02/15/2024	4,770,000	4,985,704
Metropolitan Life Global Funding I (USD), 2.50%, 09/29/2015 (a)	4,600,000	4,700,897

		9,686,601

Iron/Steel (0.2%)
Glencore Funding LLC (USD), 4.13%, 05/30/2023 (a)	3,550,000	3,548,261

Media (1.0%)
21st Century Fox America, Inc.
(USD), 8.88%, 04/26/2023	845,000	1,132,393
(USD), 7.75%, 01/20/2024	530,000	670,336
(USD), 8.50%, 02/23/2025	350,000	461,997
(USD), 7.43%, 10/01/2026	3,902,000	4,912,341
NBCUniversal Media LLC (USD), 3.65%, 04/30/2015	2,225,000	2,279,432
Time Warner Cos., Inc. (USD), 7.57%, 02/01/2024	4,397,000	5,670,235

		15,126,734

Miscellaneous Manufacturing (0.3%)
Pentair Finance SA (USD), 1.88%, 09/15/2017	4,260,000	4,290,327

Oil, Gas & Consumable Fuels (0.3%)
Noble Energy, Inc. (USD), 5.25%, 11/15/2043	4,560,000	4,966,291

Pharmaceutical (1.3%)
Bristol-Myers Squibb Co. (USD), 4.50%, 03/01/2044	4,560,000	4,678,177
Merck Sharp & Dohme Corp. (USD), 6.30%, 01/01/2026	3,795,000	4,741,944
Novartis Capital Corp. (USD), 2.90%, 04/24/2015	1,558,000	1,587,822
Pfizer, Inc. (USD), 5.35%, 03/15/2015	4,190,000	4,315,176
Wyeth LLC (USD), 6.45%, 02/01/2024	3,747,000	4,698,037

		20,021,156

Software (0.3%)
Oracle Corp. (USD), 2.80%, 07/08/2021	3,830,000	3,811,589

Transportation (1.0%)
Burlington Northern Santa Fe LLC (USD), 4.90%, 04/01/2044	6,830,000	7,286,374
FedEx Corp. (USD), 4.90%, 01/15/2034	6,680,000	7,243,979

		14,530,353

		251,220,112

Total Corporate Bonds		432,215,502

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Total Return Bond Fund

MUNICIPAL BONDS (4.9%)
UNITED STATES (4.9%)
CALIFORNIA (2.0%)
Los Angeles Unified School District General Obligation Unlimited Bonds
(USD), 5.76%, 07/01/2029	$2,185,000	$2,654,666
(USD), 6.76%, 07/01/2034	10,380,000	13,979,680
San Francisco City & County Public Utilities Commission Water, Revenue Bonds (USD), 6.00%, 11/01/2040	3,370,000	4,223,789
State of California General Obligation Unlimited Bonds
(USD), 7.55%, 04/01/2039	4,000,000	5,947,760
(USD), 7.35%, 11/01/2039	2,195,000	3,140,299

		29,946,194

CONNECTICUT (0.4%)
State of Connecticut General Obligation Unlimited Bonds, Series A (USD), 5.85%, 03/15/2032	4,640,000	5,649,246

FLORIDA (0.2%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A (USD), 1.30%, 07/01/2016	2,370,000	2,390,027

MASSACHUSETTS (0.5%)
Commonwealth of Massachusetts General Obligation Limited Bonds
Series E (USD), 4.20%, 12/01/2021	4,975,000	5,437,177
(USD), 4.91%, 05/01/2029	1,810,000	2,041,228

		7,478,405

NEW YORK (1.0%)
New York City Municipal Water Finance Authority Revenue Bonds (Build America Bonds) (USD), 5.44%, 06/15/2043	5,355,000	6,500,381
New York City Transitional Finance Authority Revenue Bonds (Qualified School Construction BD)
(USD), 5.27%, 05/01/2027	3,360,000	3,917,861
(USD), 5.01%, 08/01/2027	3,780,000	4,237,607
New York State Dormitory Authority Revenue Bonds (Build America Bonds) (USD), 5.50%, 03/15/2030	810,000	949,757

		15,605,606

OREGON (0.5%)
State of Oregon General Obligation Unlimited Bonds (USD), 5.89%, 06/01/2027	6,100,000	7,522,032

PENNSYLVANIA (0.3%)
Pennsylvania State General Obligation Unlimited Bonds (Build America Bonds), Series B (USD), 4.65%, 02/15/2026	4,360,000	4,791,378

		73,382,888

Total Municipal Bonds		73,382,888

GOVERNMENT BONDS (10.3%)
AUSTRALIA (0.6%)
Australia Government Bond (AUD), 1.25%, 02/21/2022 (a)	8,390,000	8,428,844

BRAZIL (2.2%)
Brazil Letras do Tesouro Nacional (BRL), 0.00%, 01/01/2017 (d)	53,964,000	18,263,796
Brazil Notas do Tesouro Nacional, Series F (BRL), 10.00%, 01/01/2017	33,492,000	14,326,805

		32,590,601

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Total Return Bond Fund

CANADA (0.1%)
Province of British Columbia (USD), 2.85%, 06/15/2015	$2,080,000	$2,126,351

ITALY (2.0%)
Italy Buoni Poliennali Del Tesoro
(EUR), 4.50%, 03/01/2024	9,760,000	15,189,334
(EUR), 3.50%, 03/01/2030 (a)	11,200,000	15,390,293

		30,579,627

MEXICO (2.1%)
Mexican Bonos (MXN), 7.75%, 05/29/2031	263,850,000	22,484,171
Mexico Fixed Rate Bonds, Series M20 (MXN), 10.00%, 12/05/2024	86,868,400	8,684,488

		31,168,659

NEW ZEALAND (2.5%)
New Zealand Government Bond
(NZD), 5.00%, 03/15/2019	34,550,000	30,570,755
(NZD), 5.50%, 04/15/2023	7,940,000	7,347,739

		37,918,494

QATAR (0.6%)
Qatar Government International Bond (USD), 4.00%, 01/20/2015 (a)	9,310,000	9,455,236

REPUBLIC OF SOUTH KOREA (0.2%)
Korea Housing Finance Corp. (USD), 1.63%, 09/15/2018 (a)	3,230,000	3,153,417

Total Government Bonds		155,421,229

GOVERNMENT AGENCIES (0.2%)
MEXICO (0.2%)
Petroleos Mexicanos (USD), 6.38%, 01/23/2045 (a)	2,480,000	2,858,200

Total Government Agencies		2,858,200

U.S. AGENCIES (12.7%)
UNITED STATES (12.7%)
Federal Home Loan Mortgage Corp.
(USD), 6.50%, 05/01/2022	1,738	1,960
(USD), 6.50%, 08/01/2036	662,261	746,886
(USD), 6.50%, 09/01/2037	97,576	110,026
(USD), 6.50%, 12/01/2037	136,131	153,551
(USD), 6.50%, 05/01/2038	2,203,622	2,486,145
(USD), 6.50%, 09/01/2038	191,240	217,547
(USD), 6.50%, 10/01/2038	1,478,821	1,668,433
(USD), 6.50%, 10/01/2038	20,881	23,553
(USD), 6.50%, 11/01/2038	1,044,719	1,178,239
(USD), 6.50%, 12/01/2038	721,654	822,097
(USD), 4.50%, 11/01/2039	2,518,214	2,710,038
(USD), 4.50%, 09/01/2040	10,369	11,156
(USD), 4.50%, 04/01/2041	12,076	12,997
(USD), 4.50%, 05/01/2041	680,130	732,113
(USD), 4.50%, 06/01/2041	1,330,800	1,432,115
(USD), 5.00%, 10/01/2041	10,356,848	11,427,413
(USD), 4.50%, 11/01/2041	2,463,927	2,659,801
(USD), 3.00%, 02/01/2043	7,464,850	7,321,631
(USD), 3.00%, 04/01/2043	7,634,742	7,488,264
(USD), 4.50%, 10/01/2043	6,313,638	6,793,079

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 4.50%, 10/01/2043	$5,118,658	$5,512,155
Federal National Mortgage Association
(USD), 4.50%, 10/01/2019	2,839,778	3,002,952
(USD), 3.50%, 10/01/2023	13,078,381	13,831,235
(USD), 3.50%, 10/01/2023	4,906,112	5,187,585
(USD), 4.50%, 03/01/2025	3,716,175	4,009,404
(USD), 5.00%, 05/01/2035	3,325,084	3,674,537
(USD), 2.51%, 02/01/2036 (b)	345,891	371,505
(USD), 5.50%, 11/01/2036	310,233	343,539
(USD), 5.50%, 05/01/2037	11,258,612	12,575,366
(USD), 5.50%, 02/01/2038	2,053,027	2,273,438
(USD), 5.50%, 11/01/2038	4,282,744	4,742,536
(USD), 5.50%, 02/01/2041	644,728	722,086
(USD), 4.00%, 10/01/2041	14,446,543	15,213,163
(USD), 3.00%, 02/01/2043	15,170,853	14,947,270
(USD), 4.00%, 06/01/2043	8,005,345	8,433,165
(USD), 4.00%, 03/01/2044	15,980,679	16,823,704
(USD), 4.50%, 03/01/2044	4,207,280	4,534,002
TBA (USD), 3.00%, 08/01/2044	12,720,000	12,469,178
Government National Mortgage Association
(USD), 6.00%, 04/15/2037	202,105	227,389
(USD), 6.00%, 06/15/2037	174,868	196,469
(USD), 6.00%, 09/15/2037	258,401	290,534
(USD), 6.00%, 11/15/2037	763,793	858,627
(USD), 6.00%, 11/15/2037	207,856	233,634
(USD), 6.00%, 12/15/2037	214,679	241,333
(USD), 6.00%, 12/15/2037	89,691	100,839
(USD), 6.00%, 01/15/2038	164,181	184,462
(USD), 6.00%, 04/15/2038	326,509	367,003
(USD), 5.00%, 06/15/2038	85,212	93,338
(USD), 6.00%, 07/15/2038	127,141	142,919
(USD), 6.00%, 08/15/2038	58,388	65,633
(USD), 6.00%, 09/15/2038	460,860	520,243
(USD), 6.00%, 09/15/2038	252,377	283,698
(USD), 5.00%, 03/15/2039	805,389	885,701
(USD), 5.00%, 04/15/2039	260,406	286,252
(USD), 5.00%, 06/15/2039	287,137	317,266
(USD), 4.50%, 04/15/2040	1,976,855	2,150,979
(USD), 4.50%, 07/15/2040	2,446,389	2,654,180
(USD), 4.50%, 04/15/2041	3,585,682	3,898,577
(USD), 5.00%, 05/15/2041	338,916	371,314
(USD), 5.00%, 06/15/2041	340,690	375,286
(USD), 5.00%, 10/15/2041	12,233	13,394

		191,422,934

Total U.S. Agencies		191,422,934

U.S. TREASURIES (10.3%)
UNITED STATES (10.3%)
U.S. Treasury Bonds
(USD), 3.75%, 11/15/2043	4,105,000	4,455,530
(USD), 3.63%, 02/15/2044	11,480,000	12,177,766
U.S. Treasury Inflation Index Bonds (USD), 0.63%, 02/15/2043	8,152,885	7,499,700
U.S. Treasury Inflation Index Notes (USD), 0.13%, 04/15/2019	7,979,236	8,151,915
U.S. Treasury Notes
(USD), 4.13%, 05/15/2015	21,580,000	22,263,223
(USD), 0.38%, 08/31/2015	4,370,000	4,380,326

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 0.08%, 01/31/2016 (b)	$8,000,000	$7,999,088
(USD), 0.75%, 03/15/2017	5,360,000	5,345,555
(USD), 0.88%, 04/15/2017	6,160,000	6,156,630
(USD), 0.88%, 05/15/2017	16,740,000	16,708,612
(USD), 1.25%, 11/30/2018	3,380,000	3,328,905
(USD), 1.63%, 03/31/2019	13,430,000	13,382,256
(USD), 1.63%, 04/30/2019	28,230,000	28,106,494
(USD), 1.50%, 05/31/2019	900,000	889,875
(USD), 1.75%, 10/31/2020	2,290,000	2,243,305
(USD), 2.00%, 02/28/2021	7,060,000	6,985,813
(USD), 2.25%, 03/31/2021	5,770,000	5,792,988

		155,867,981

Total U.S. Treasuries		155,867,981

REPURCHASE AGREEMENT (7.1%)
UNITED STATES (7.1%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $107,213,904, Collateralized by Government Agencies, maturing ranging 10/16/2017-10/17/2017; total market value of $109,358,613	107,213,904	107,213,904

Total Repurchase Agreement		107,213,904

Total Investments (Cost $1,497,823,615) (e)—100.8%		1,521,725,266

Liabilities in excess of other assets—(0.8)%		(12,396,157)

Net Assets—100.0%		$1,509,329,109

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2014.
(c)	This security is government guaranteed.
(d)	Issued with a zero coupon.
(e)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro Currency
GMTN	Global Medium Term Note
IDR	Indonesian Rupiah
MTN	Medium Term Note
MXN	Mexican Peso
NZD	New Zealand Dollar
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Total Return Bond Fund

At July 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar/United States Dollar
09/22/2014	Deutsche Bank AG	CAD	1,926,082	USD	1,780,664	$1,764,328	$(16,335)
Chilean Peso/United States Dollar
10/07/2014	Deutsche Bank AG	CLP	4,179,127,623	USD	7,494,849	7,259,641	(235,208)
10/07/2014	JPMorgan Chase Bank N.A.	CLP	4,179,127,623	USD	7,496,193	7,259,641	(236,552)
Euro/United States Dollar
08/19/2014	Westpac Banking Corp.	EUR	2,857,206	USD	3,892,029	3,826,122	(65,907)
Indonesian Rupiah/United States Dollar
08/07/2014	JPMorgan Chase Bank N.A.	IDR	91,110,414,700	USD	7,614,744	7,866,805	252,061
Mexican Peso/United States Dollar
08/27/2014	Credit Suisse International	MXN	300,577,703	USD	23,020,426	22,697,736	(322,690)
08/27/2014	Deutsche Bank AG	MXN	102,974,352	USD	7,908,936	7,775,975	(132,961)
New Zealand Dollar/United States Dollar
08/06/2014	Deutsche Bank AG	NZD	8,810,839	USD	7,558,907	7,483,343	(75,564)
08/25/2014	Deutsche Bank AG	NZD	9,065,678	USD	7,658,549	7,685,495	26,945

						$73,619,086	$(806,211)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
10/28/2014	Westpac Banking Corp.	USD	15,926,476	AUD	16,988,785	$15,696,145	$230,331
United States Dollar/Brazilian Real
10/28/2014	Credit Suisse International	USD	28,025,094	BRL	63,824,349	27,470,686	554,408
10/28/2014	JPMorgan Chase Bank N.A.	USD	3,636,649	BRL	8,279,559	3,563,611	73,038
United States Dollar/Canadian Dollar
09/22/2014	Deutsche Bank AG	USD	1,775,366	CAD	1,926,082	1,764,328	11,038
United States Dollar/Chilean Peso
10/07/2014	Deutsche Bank AG	USD	7,476,078	CLP	4,179,127,623	7,259,641	216,437
United States Dollar/Euro
08/19/2014	Deutsche Bank AG	USD	34,530,519	EUR	25,305,011	33,886,271	644,248
United States Dollar/Indonesian Rupiah
08/07/2014	JPMorgan Chase Bank N.A.	USD	7,797,212	IDR	91,110,414,700	7,866,805	(69,593)
United States Dollar/Mexican Peso
08/27/2014	Credit Suisse International	USD	7,667,149	MXN	99,542,587	7,516,830	150,319
08/27/2014	Deutsche Bank AG	USD	18,621,457	MXN	241,794,534	18,258,801	362,656
United States Dollar/New Zealand Dollar
08/06/2014	Deutsche Bank AG	USD	7,656,179	NZD	8,810,839	7,483,343	172,836
08/25/2014	Westpac Banking Corp.	USD	7,679,082	NZD	9,065,678	7,685,495	(6,413)
09/22/2014	JPMorgan Chase Bank N.A.	USD	15,453,469	NZD	17,825,794	15,070,994	382,475
09/22/2014	Westpac Banking Corp.	USD	22,426,180	NZD	26,156,851	22,114,569	311,611

						$175,637,519	$3,033,391

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2014 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (67.4%)
AUSTRIA (0.6%)
Sappi Papier Holding GmbH
(USD), 6.63%, 04/15/2021 (a)	$700,000	$743,750
(USD), 7.50%, 06/15/2032 (a)	18,507,000	16,610,032

		17,353,782

BERMUDA (0.6%)
Seadrill Ltd. (USD), 6.63%, 09/15/2020 (a)	16,650,000	16,608,375

BRAZIL (0.8%)
Banco do Brasil SA (USD), 9.00%, 06/29/2049 (a)(b)(c)	3,900,000	3,793,530
Samarco Mineracao SA (USD), 4.13%, 11/01/2022 (a)	7,235,000	6,862,398
Tonon Bioenergia SA (USD), 9.25%, 01/24/2020 (a)	11,375,000	10,493,437

		21,149,365

CANADA (4.5%)
Air Canada
(CAD), 7.63%, 10/01/2019 (a)	8,980,000	8,884,464
(USD), 8.75%, 04/01/2020 (a)	2,080,000	2,308,800
(USD), 7.75%, 04/15/2021 (a)	3,420,000	3,565,350
First Quantum Minerals Ltd.
(USD), 7.25%, 10/15/2019 (a)	12,320,000	12,874,400
(USD), 7.25%, 05/15/2022 (a)	5,690,000	5,867,812
Garda World Security Corp. (USD), 7.25%, 11/15/2021 (a)	5,445,000	5,567,513
Gateway Casinos & Entertainment Ltd. (CAD), 8.50%, 11/26/2020 (a)(d)	13,460,000	12,623,279
Kissner Milling Co. Ltd. (USD), 7.25%, 06/01/2019 (a)	18,615,000	19,080,375
MEG Energy Corp.
(USD), 6.38%, 01/30/2023 (a)	20,735,000	21,408,887
(USD), 7.00%, 03/31/2024 (a)	5,410,000	5,734,600
River Cree Enterprises LP (CAD), 11.00%, 01/20/2021 (a)(d)	13,885,000	13,928,934
Uranium One Investments, Inc. (USD), 6.25%, 12/13/2018 (a)	10,195,000	9,583,300

		121,427,714

CHINA (0.5%)
MIE Holdings Corp. (USD), 7.50%, 04/25/2019 (a)	13,340,000	14,123,725

FRANCE (1.1%)
Credit Agricole SA (USD), 7.88%, 01/29/2049 (a)(b)(c)	1,940,000	2,063,190
HomeVi SAS (EUR), 1.00%, 08/06/2021	9,285,000	9,285,000
Loxam SAS (EUR), 7.00%, 07/23/2022 (a)	7,725,000	10,145,038
Societe Generale SA (USD), 7.88%, 12/29/2049 (a)(b)(c)	8,760,000	9,167,340

		30,660,568

GERMANY (0.7%)
ALBA Group PLC & Co. KG (EUR), 8.00%, 05/15/2018 (a)	4,375,000	5,874,455
Safari Holding Verwaltungs GmbH (EUR), 8.25%, 02/15/2021 (a)	7,435,000	10,652,747
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (EUR), 5.13%, 01/21/2023 (a)	770,000	1,096,799

		17,624,001

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global High Income Fund

GUATEMALA (0.6%)
Cementos Progreso Trust (USD), 7.13%, 11/06/2023 (a)	$7,385,000	$7,975,800
Comunicaciones Celulares SA (USD), 6.88%, 02/06/2024 (a)	7,205,000	7,763,387

		15,739,187

INDIA (0.2%)
GCX Ltd. (USD), 7.00%, 08/01/2019 (a)	4,910,000	5,040,361

INDONESIA (0.5%)
Gajah Tunggal Tbk PT (USD), 7.75%, 02/06/2018 (a)	12,880,000	13,330,800

JERSEY (1.7%)
Consolidated Minerals Ltd. (USD), 8.00%, 05/15/2020 (a)	11,165,000	10,704,444
Galaxy Bidco Ltd.
(GBP), 5.53%, 11/15/2019 (a)(c)	2,025,000	3,435,900
(GBP), 6.38%, 11/15/2020 (a)	7,950,000	13,445,469
Galaxy Finco Ltd. (GBP), 7.88%, 11/15/2021 (a)	1,600,000	2,709,383
Hastings Insurance Group Finance PLC
(GBP), 6.56%, 10/21/2019 (a)(c)	3,680,000	6,255,034
(GBP), 8.00%, 10/21/2020 (a)	4,375,000	7,826,719
HBOS Sterling Finance Jersey LP (GBP), 7.88%, 12/29/2049 (b)(c)	285,000	596,645

		44,973,594

LUXEMBOURG (3.9%)
ArcelorMittal (USD), 7.50%, 10/15/2039	13,225,000	13,836,656
Bank of New York Mellon Luxembourg SA (The), Series PRX (EUR), MTN, 0.00%, 12/15/2050 (c)	9,600,000	8,998,417
Exopack Holdings SA (USD), 7.88%, 11/01/2019 (a)	1,525,000	1,624,125
Far East Capital Ltd. SA (USD), 8.00%, 05/02/2018 (a)	2,335,000	1,704,550
INEOS Group Holdings SA
(USD), 6.13%, 08/15/2018 (a)	1,935,000	1,961,606
(EUR), 6.50%, 08/15/2018 (a)	13,715,000	19,136,407
Intelsat Jackson Holdings SA (USD), 5.50%, 08/01/2023	20,930,000	20,171,288
Magnolia BC SA (EUR), 9.00%, 08/01/2020 (a)	9,405,000	13,034,549
Mobile Challenger Intermediate Group SA
(CHF), 8.75%, 03/15/2019 (a)	5,450,000	6,199,656
(EUR), 8.75%, 03/15/2019 (a)	4,390,000	6,025,391
Wind Acquisition Finance SA (USD), 7.38%, 04/23/2021 (a)	12,090,000	12,634,050

		105,326,695

MARSHALL ISLAND (0.2%)
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. (USD), 8.13%, 11/15/2021 (a)	4,930,000	5,016,275

MEXICO (2.7%)
Alfa SAB de CV
(USD), 5.25%, 03/25/2024 (a)	2,730,000	2,880,150
(USD), 6.88%, 03/25/2044 (a)	6,935,000	7,541,812
Axtel SAB de CV (USD), 8.00%, 01/31/2020 (a)(c)	16,761,000	17,431,440
Cobre Del Mayo SA de CV (USD), 10.75%, 11/15/2018 (a)	16,236,000	16,520,130
Credito Real SAB de CV (USD), 7.50%, 03/13/2019 (a)	9,955,000	10,776,287
Financiera Independencia SAB de CV (USD), 7.50%, 06/03/2019 (a)	3,905,000	3,992,863
TV Azteca SAB de CV (USD), MTN, 7.63%, 09/18/2020 (a)	12,480,000	13,416,000

		72,558,682

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global High Income Fund

NETHERLANDS (1.3%)
Adria Bidco BV (EUR), 7.88%, 11/15/2020 (a)	$9,150,000	$13,018,079
Metinvest BV (USD), 8.75%, 02/14/2018 (a)	15,315,000	13,059,100
Petrobras Global Finance BV (USD), 6.25%, 03/17/2024	9,180,000	9,713,266

		35,790,445

PARAGUAY (0.2%)
Banco Regional SAECA (USD), 8.13%, 01/24/2019 (a)	5,755,000	6,388,050

PERU (0.8%)
Banco de Credito del Peru (USD), 6.13%, 04/24/2027 (a)(c)	7,170,000	7,707,750
Corp. Lindley SA (USD), 4.63%, 04/12/2023 (a)	13,810,000	13,637,375

		21,345,125

REPUBLIC OF IRELAND (0.3%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD), 6.75%, 01/31/2021 (a)	3,600,000	3,600,000
Argon Capital PLC for Royal Bank of Scotland (GBP), EMTN, 2.88%, 10/29/2049 (b)(c)	3,203,000	4,498,710

		8,098,710

RUSSIA (0.3%)
Far Eastern Shipping Co. (USD), 8.00%, 05/02/2018 (a)	10,485,000	7,654,050

SINGAPORE (0.5%)
Ottawa Holdings Pte Ltd. (USD), 5.88%, 05/16/2018 (a)	15,655,000	14,089,500

SWEDEN (0.9%)
Unilabs Subholding AB (EUR), 8.50%, 07/15/2018 (a)	9,405,000	13,475,331
Verisure Holding AB (EUR), MTN, 8.75%, 12/01/2018 (a)	7,890,000	11,336,992

		24,812,323

SWITZERLAND (0.3%)
Credit Suisse Group AG (USD), 7.50%, 12/11/2049 (a)(b)(c)	7,335,000	8,068,500

UKRAINE (0.5%)
Mriya Agro Holding PLC (USD), 9.45%, 04/19/2018 (a)	18,125,000	14,594,250

UNITED KINGDOM (5.3%)
Avanti Communications Group PLC (USD), 10.00%, 10/01/2019 (a)	32,630,000	33,364,175
Barclays Bank PLC (GBP), 6.13%, 04/29/2049 (b)(c)	6,586,000	11,539,844
Lloyds Bank PLC (GBP), EMTN, 13.00%, 01/29/2049 (b)(c)	8,010,000	22,644,878
National Westminster Bank PLC (GBP), EMTN, 5.98%, 01/29/2049 (b)(c)	2,815,000	4,695,532
Pearl Group Holdings No 1 Ltd. (GBP), 6.59%, 11/29/2049 (b)(c)	11,407,850	18,951,708
Royal Bank of Scotland Group PLC (EUR), 5.50%, 11/29/2049 (b)	4,353,000	5,719,594
Unique Pub Finance Co. PLC, Series M (GBP), 7.40%, 03/28/2024	17,840,000	31,128,257
Virgin Media Secured Finance PLC
(GBP), 5.50%, 01/15/2025 (a)	7,070,000	12,100,401
(USD), 5.50%, 01/15/2025 (a)	3,828,000	3,875,850

		144,020,239

UNITED STATES (37.9%)
AAF Holdings LLC/AAF Finance Co., PIK (USD), 12.00%, 07/01/2019 (a)	15,845,000	16,280,737
AES Corp.
(USD), 8.00%, 06/01/2020	20,670,000	24,493,950
(USD), 5.50%, 03/15/2024	1,025,000	1,009,625
Alpha Natural Resources, Inc.
(USD), 3.75%, 12/15/2017	15,750,000	13,407,187
(USD), 6.00%, 06/01/2019	11,220,000	7,629,600
(USD), 6.25%, 06/01/2021	10,405,000	6,815,275
American Achievement Corp. (USD), 10.88%, 04/15/2016 (a)	9,170,000	9,353,400

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global High Income Fund

American International Group, Inc., Series A2 (GBP), 5.75%, 03/15/2067 (c)	$300,000	$528,768
APX Group, Inc. (USD), 6.38%, 12/01/2019	6,265,000	6,296,325
Arch Coal, Inc.
(USD), 8.00%, 01/15/2019 (a)	2,665,000	2,578,388
(USD), 7.00%, 06/15/2019	5,415,000	3,736,350
(USD), 7.25%, 06/15/2021	25,130,000	16,460,150
Blue Danube Ltd. (USD), 10.76%, 04/10/2015 (a)(c)(d)	9,355,000	9,717,974
Building Materials Holding Corp. (USD), 9.00%, 09/15/2018 (a)	9,280,000	9,976,000
Calpine Corp.
(USD), 5.38%, 01/15/2023	5,640,000	5,534,250
(USD), 7.88%, 01/15/2023 (a)	4,155,000	4,518,563
(USD), 5.75%, 01/15/2025	11,275,000	11,035,406
CBC Ammo LLC / CBC FinCo, Inc. (USD), 7.25%, 11/15/2021 (a)	12,990,000	13,119,900
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.13%, 02/15/2023	18,610,000	18,028,437
CenturyLink, Inc.
Series W (USD), 6.75%, 12/01/2023	5,860,000	6,380,075
Series P (USD), 7.60%, 09/15/2039	10,137,000	10,187,685
Series U (USD), 7.65%, 03/15/2042	2,865,000	2,893,650
Cenveo Corp. (USD), 6.00%, 08/01/2019 (a)	14,400,000	14,004,000
Chaparral Energy, Inc. (USD), 7.63%, 11/15/2022	7,545,000	7,941,113
CHS/Community Health Systems, Inc. (USD), 6.88%, 02/01/2022 (a)	13,510,000	13,881,525
Clayton Williams Energy, Inc. (USD), 7.75%, 04/01/2019	24,450,000	25,794,750
Clear Channel Worldwide Holdings, Inc. (USD), 6.50%, 11/15/2022	11,665,000	12,290,825
Compass Re Ltd., Series CL3 (USD), 11.27%, 01/08/2015 (a)(c)(d)	7,245,000	7,303,685
DPH Holdings Corp. (USD), 6.55%, 06/15/2006 (d)(e)	1,500,000	51,750
Drill Rigs Holdings, Inc. (USD), 6.50%, 10/01/2017 (a)	16,030,000	16,270,450
El Paso LLC
(USD), GMTN, 8.05%, 10/15/2030	1,330,000	1,469,650
(USD), GMTN, 7.80%, 08/01/2031	23,249,000	25,690,145
Everglades Re Ltd. (USD), 9.47%, 03/28/2018 (a)(c)(d)	2,452,000	2,543,582
First Data Corp. (USD), 8.25%, 01/15/2021 (a)	23,345,000	25,095,875
First Maryland Capital I (USD), 1.23%, 01/15/2027 (c)	8,420,000	7,830,600
Florida East Coast Holdings Corp.
(USD), 6.75%, 05/01/2019 (a)	14,480,000	15,023,000
(USD), 9.75%, 05/01/2020 (a)	12,485,000	13,140,462
Frontier Communications Corp.
(USD), 8.75%, 04/15/2022	10,455,000	11,970,975
(USD), 9.00%, 08/15/2031	7,195,000	7,698,650
General Motors (Escrow Shares)
(USD), 7.13%, 07/15/2013 (d)	2,240,000	—
(USD), 8.25%, 07/15/2023 (d)	35,495,000	—
(USD), 8.10%, 06/15/2024 (d)	2,485,000	—
(USD), 7.38%, 05/23/2048 (d)	3,460,000	—
(USD), 8.80%, 03/01/2049 (d)	7,200,000	—
(USD), 8.38%, 07/15/2049 (d)	3,550,000	—
General Motors Co. (USD), 6.25%, 10/02/2043	18,855,000	21,447,562
GenOn Americas Generation LLC
(USD), 8.50%, 10/01/2021	295,000	289,100
(USD), 9.13%, 05/01/2031	14,180,650	13,755,230
Greektown Holdings LLC/Greektown Mothership Corp. (USD), 8.88%, 03/15/2019 (a)	13,760,000	13,760,000
Gymboree Corp. (The) (USD), 9.13%, 12/01/2018	6,195,000	3,747,975
Halcon Resources Corp. (USD), 8.88%, 05/15/2021	13,160,000	13,719,300
Hardwoods Acquisition, Inc. (USD), 7.50%, 08/01/2021 (a)	9,205,000	9,389,100
HCA Holdings, Inc. (USD), 7.75%, 05/15/2021	14,920,000	16,132,250
HCA, Inc.
(USD), 7.50%, 02/15/2022	6,645,000	7,542,075
(USD), 5.88%, 05/01/2023	2,350,000	2,426,375

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global High Income Fund

Hercules Offshore, Inc.
(USD), 8.75%, 07/15/2021 (a)	$4,120,000	$4,212,700
(USD), 7.50%, 10/01/2021 (a)	6,955,000	6,624,638
(USD), 6.75%, 04/01/2022 (a)	8,520,000	7,678,650
Hilcorp Energy I LP / Hilcorp Finance Co. (USD), 5.00%, 12/01/2024 (a)	5,245,000	5,185,994
Immucor, Inc. (USD), 11.13%, 08/15/2019	9,385,000	10,370,425
Jefferies Finance LLC / JFIN Co-Issuer Corp.
(USD), 7.38%, 04/01/2020 (a)	6,460,000	6,799,150
(USD), 6.88%, 04/15/2022 (a)	6,925,000	6,950,969
Jurassic Holdings III, Inc. (USD), 6.88%, 02/15/2021 (a)	11,446,000	11,417,385
Landry’s Holdings II, Inc. (USD), 10.25%, 01/01/2018 (a)	10,515,000	11,040,750
Landry’s, Inc. (USD), 9.38%, 05/01/2020 (a)	11,840,000	12,905,600
Level 3 Escrow II, Inc. (USD), 5.38%, 08/15/2022 (a)	12,890,000	12,680,538
Light Tower Rentals, Inc. (USD), 8.13%, 08/01/2019 (a)	13,630,000	13,936,675
Lynx I Corp. (GBP), 6.00%, 04/15/2021 (a)	7,940,000	13,837,412
Marquette Transportation Co LLC / Marquette Transportation Finance Corp. (USD), 10.88%, 01/15/2017 (d)	25,125,000	26,632,500
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance (USD), 9.75%, 04/01/2021	10,275,000	11,508,000
Mellon Capital III (GBP), 6.37%, 09/05/2066 (c)	7,750,000	13,869,380
MetroPCS Wireless, Inc. (USD), 6.63%, 11/15/2020	4,915,000	5,179,181
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC (USD), 9.25%, 06/01/2021	27,360,000	28,386,000
Mythen Re Ltd., Series 2012-2, Class A (USD), 8.53%, 01/05/2017 (a)(c)(d)	6,030,000	6,384,866
Neiman Marcus Group Ltd., LLC
(USD), 8.00%, 10/15/2021 (a)	2,400,000	2,544,000
PIK (USD), 8.75%, 10/15/2021 (a)	600,000	643,500
New Enterprise Stone & Lime Co Inc. (USD), 13.00%, 03/15/2018	11,990,023	13,458,801
Northgroup Preferred Capital Corp. (USD), 6.38%, 01/29/2049 (a)(b)(c)	7,970,000	8,248,950
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp. (USD), 8.88%, 04/15/2017 (a)	21,975,000	22,840,266
PNC Preferred Funding Trust I (USD), 1.88%, 03/29/2049 (a)(b)(c)	16,215,000	15,931,237
Residential Reinsurance 2011 Ltd. (USD), 8.92%, 06/06/2017 (a)(c)(d)	10,790,000	11,167,650
Residential Reinsurance 2013 Ltd. (USD), 8.02%, 06/06/2019 (a)(c)(d)	5,380,000	5,627,749
Sabine Pass Liquefaction LLC (USD), 5.75%, 05/15/2024 (a)	8,105,000	8,236,706
Sanchez Energy Corp. (USD), 6.13%, 01/15/2023 (a)	19,645,000	19,645,000
SandRidge Energy, Inc.
(USD), 8.75%, 01/15/2020	5,573,000	5,879,515
(USD), 7.50%, 03/15/2021	6,675,000	6,975,375
(USD), 7.50%, 03/15/2021 (a)	250	261
Seventy Seven Energy, Inc. (USD), 6.50%, 07/15/2022 (a)	1,710,000	1,727,100
Sinclair Television Group, Inc. (USD), 5.63%, 08/01/2024 (a)	3,430,000	3,399,988
Standard Pacific Corp. (USD), 8.38%, 01/15/2021	18,035,000	20,965,687
Successor X Ltd. (USD), 11.27%, 11/10/2015 (a)(c)(d)	6,845,000	7,097,581
T-Mobile USA, Inc.
(USD), 6.13%, 01/15/2022	9,645,000	9,958,463
(USD), 6.84%, 04/28/2023	1,090,000	1,159,488
(USD), 6.50%, 01/15/2024	10,745,000	11,228,525
TransDigm, Inc.
(USD), 6.00%, 07/15/2022 (a)	5,240,000	5,272,750
(USD), 6.50%, 07/15/2024 (a)	23,910,000	24,178,987
United Rentals North America, Inc.
(USD), 6.13%, 06/15/2023	2,190,000	2,276,231
(USD), 5.75%, 11/15/2024	7,290,000	7,472,250
Verso Paper Holdings LLC / Verso Paper, Inc. (USD), 11.75%, 01/15/2019	25,527,000	27,377,707
Windstream Corp. (USD), 6.38%, 08/01/2023	14,370,000	14,244,262
WPX Energy, Inc. (USD), 6.00%, 01/15/2022	25,877,000	27,170,850

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global High Income Fund

Zayo Group LLC / Zayo Capital, Inc. (USD), 10.13%, 07/01/2020	$14,095,000	$16,050,681

		1,026,572,072

VIETNAM (0.5%)
Vingroup JSC (USD), 11.63%, 05/07/2018 (a)	10,730,000	12,098,075

Total Corporate Bonds		1,824,464,463

GOVERNMENT BONDS (4.4%)
ARGENTINA (0.4%)
Argentina Bonar Bonds (USD), 8.75%, 05/07/2024 (c)	11,325,000	10,673,813

BRAZIL (0.8%)
Brazil Notas do Tesouro Nacional, Series F (BRL), 10.00%, 01/01/2023	56,735,000	22,704,943

HONDURAS (0.5%)
Republic of Honduras (USD), 8.75%, 12/16/2020 (a)	12,855,000	14,076,225

INDONESIA (0.6%)
Indonesia Government International Bond
(USD), 5.88%, 01/15/2024 (a)	6,910,000	7,782,388
(USD), 6.75%, 01/15/2044 (a)	7,100,000	8,493,375

		16,275,763

MEXICO (1.1%)
Mexico Fixed Rate Bonds, Series M10 (MXN), 8.00%, 12/17/2015	368,500,000	29,693,908

MONGOLIA (0.3%)
Development Bank of Mongolia LLC (USD), MTN, 5.75%, 03/21/2017 (a)	7,240,000	6,914,200

MOZAMBIQUE (0.4%)
Mozambique EMATUM Finance 2020 BV (USD), 6.31%, 09/11/2020 (a)	10,560,000	10,689,254

ZAMBIA (0.3%)
Zambia Government International Bond (USD), 8.50%, 04/14/2024 (a)	7,930,000	9,008,837

Total Government Bonds		120,036,943

GOVERNMENT AGENCIES (0.6%)
INDONESIA (0.6%)
Pertamina Persero PT
(USD), MTN, 4.30%, 05/20/2023 (a)	10,705,000	10,330,325
(USD), 6.00%, 05/03/2042 (a)	4,450,000	4,388,813

		14,719,138

Total Government Agencies		14,719,138

BANK LOANS (20.5%)
REPUBLIC OF IRELAND (1.2%)
Eircom Finco S.A.R.L. (EUR), 4.76%, 09/30/2019 (c)	25,557,313	33,231,509

UNITED STATES (19.3%)
Asurion LLC (USD), 8.50%, 03/03/2021 (c)	26,625,000	27,523,594
Birch Communications, Inc. (USD), 7.75%, 07/17/2020 (c)	14,800,000	14,578,000
Cengage Learning, Inc. (USD), 7.00%, 03/31/2020 (c)	6,194,475	6,247,128
Charger OpCo BV (USD), 0.00%, 07/02/2015 (c)	8,045,000	8,045,000
Colouroz Investment
(USD), 0.00%, 05/02/2021 (c)	4,435,000	4,443,316

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global High Income Fund

(USD), 0.00%, 05/02/2021 (c)	$1,258,302	$1,260,662
(USD), 0.00%, 05/03/2021 (c)	3,176,698	3,201,848
(USD), 0.00%, 05/02/2022 (c)	3,547,500	3,575,586
(USD), 0.00%, 05/02/2022 (c)	3,547,500	3,575,586
Commercial Barge Line Co. (USD), 7.50%, 09/23/2019 (c)	24,080,188	24,260,789
Consolidated (USD), 0.00%, 07/01/2015 (c)	17,810,000	—
Del Monte Foods, Inc. (USD), 8.25%, 08/18/2021 (c)	12,970,000	12,683,583
Dream Secured BondCo AB (EUR), 10.73%, 08/30/2019 (c)	13,926,846	19,691,920
Ethiopian Railways (USD), 0.00%, 07/16/2019 (c)(d)	22,500,000	22,500,000
Expera Specialty Solutions (USD), 7.50%, 12/21/2018 (c)(d)	9,944,550	10,068,857
FMG Resources August 2006 Pty Ltd. (USD), 3.75%, 06/30/2019 (c)	18,108,772	18,078,222
Garda World Security Corp. (CAD), 4.75%, 11/06/2020 (c)	4,412,825	4,042,105
Gardner Denver, Inc. (USD), 0.00%, 07/30/2020 (c)	8,842,726	8,813,023
Inter Media Communication (EUR), 0.00%, 05/19/2021 (c)	14,070,000	18,463,627
Intertrust Group Holding (USD), 0.00%, 04/16/2022 (c)	14,470,000	14,602,646
Isola USA Corp. (USD), 9.25%, 11/23/2018 (c)	36,459,090	36,732,533
Level 3 Financing, Inc. (USD), 0.00%, 06/15/2015 (c)	6,535,000	—
McGraw-Hill Global Holdings (USD), 5.75%, 03/22/2019 (c)	13,572,323	13,720,777
Neiman Marcus Group Ltd., Inc (USD), 4.25%, 10/25/2020 (c)	28,382,606	28,288,603
New Albertsons, Inc. (USD), 4.75%, 06/27/2021 (c)	2,680,000	2,691,377
Newpage Corp. (USD), 9.50%, 02/11/2021 (c)	20,715,000	20,801,237
Numericable Group SA (EUR), 0.00%, 04/23/2020 (c)	13,350,000	18,004,010
Ortho-Clinical Diagnostics (USD), 4.75%, 06/30/2021 (c)	14,090,000	14,104,682
Pinnacle Operating Corp. (USD), 4.75%, 11/15/2018 (c)(d)	6,749,105	6,749,438
QoL meds LLC (USD), 5.50%, 07/15/2020 (c)	14,755,000	14,837,997
Rexam PLC (USD), 4.25%, 05/02/2021 (c)	9,305,000	9,310,816
Reynolds Group Holdings, Inc. (USD), 4.00%, 12/01/2018 (c)	3,437,725	3,435,339
Sun Products Corp. (USD), 5.50%, 03/23/2020 (c)	18,047,315	17,505,895
Texas Competitive Electric Co.
(USD), 4.65%, 10/10/2014 (c)	37,281,375	28,799,862
(USD), 3.75%, 05/05/2016 (c)	3,424,297	3,443,024
Van Wagner Communications LLC (USD), 6.25%, 08/03/2018 (c)(d)	16,078,317	16,269,247
Virgin Media Secured Finance PLC (GBP), 4.25%, 06/30/2023 (c)	13,030,000	22,118,345
Wyle Services Corp. (USD), 5.00%, 05/21/2021 (c)	8,827,875	8,844,427
YRC Worldwide, Inc. (USD), 8.00%, 02/12/2019 (c)	30,108,700	30,673,238

		521,986,339

Total Bank Loans		555,217,848

COMMON STOCKS (1.8%)
NORWAY (1.5%)
Deep Ocean (d)(f)	1,427,968	39,707,112

UNITED STATES (0.3%)
Cengage Learning Holdings II LP (g)	226,414	7,924,490

Total Common Stocks		47,631,602

PREFERRED STOCKS (1.1%)
UNITED STATES (1.1%)
Ally Financial, Inc., Preferred Shares (a)	22,993	22,993,000
GMAC Capital Trust I, Preferred Shares, Series 2	258,150	7,016,517
Merrill Lynch Capital Trust II, Preferred Shares	1,600	40,528

		30,050,045

Total Preferred Stocks		30,050,045

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global High Income Fund

REPURCHASE AGREEMENT (6.8%)
UNITED STATES (6.8%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2014, due 08/01/2014, repurchase price $185,267,588 collateralized by Federal Home Loan Mortage Corp., maturing 10/16/2017; total market value of $188,976,963	$185,267,588	$185,267,588

Total Repurchase Agreement		185,267,588

Total Investments (Cost $2,701,479,134) (h)—102.6%		2,777,387,627

Liabilities in excess of other assets—(2.6)%		(70,958,269)

Net Assets—100.0%		$2,706,429,358

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(c)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2014.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 7.33% of net assets as of July 31, 2014.
(e)	Security is in default.
(f)	Investment in affiliate.
(g)	Non-income producing security.
(h)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound Sterling
GMTN	Global Medium Term Note
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
PIK	Payment In Kind
USD	U.S. Dollar

At July 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
10/20/2014	JPMorgan Chase Bank N.A.	USD	24,882,545	BRL	57,304,500	$24,719,652	$162,893
United States Dollar/British Pound
08/26/2014	Westpac Banking Corp.	USD	197,948,534	GBP	117,338,500	198,067,543	(119,009)
United States Dollar/Canadian Dollar
09/05/2014	JPMorgan Chase Bank N.A.	USD	73,918,655	CAD	81,047,000	74,270,109	(351,454)
United States Dollar/Euro
08/12/2014	JPMorgan Chase Bank N.A.	USD	58,071,673	EUR	41,891,500	56,096,226	1,975,447
10/28/2014	JPMorgan Chase Bank N.A.	USD	90,919,290	EUR	67,672,500	90,643,359	275,931
10/29/2014	Deutsche Bank AG	USD	83,129,493	EUR	61,850,000	82,844,802	284,691
United States Dollar/Norwegian Krone
08/13/2014	JPMorgan Chase Bank N.A.	USD	41,623,361	NOK	247,582,000	39,371,570	2,251,791

						$566,013,261	$4,480,290

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2014 (Unaudited)

Aberdeen Global High Income Fund

At July 31, 2014, the Fund held the following credit default swaps:

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
Goldman Sachs International	12/20/2017	8,440,000	Pay: Chesapeake Energy(T) Receive: Fixed rate equal to 5.00%	$1,070,301	0.97%
Goldman Sachs International	12/20/2017	9,935,000	Pay: Chesapeake Energy(T) Receive: Fixed rate equal to 5.00%	1,930,498	0.97%
Goldman Sachs International	12/20/2017	9,940,000	Pay: Chesapeake Energy(T) Receive: Fixed rate equal to 5.00%	1,931,469	0.97%
Deutsche Bank	03/20/2018	3,460,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	511,910	1.75%
Goldman Sachs International	03/20/2018	5,000,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	739,754	1.75%
Goldman Sachs International	03/20/2018	5,000,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	752,254	1.75%
Morgan Stanley	06/20/2018	4,500,000	Pay: New Albertsons(T) Receive: Fixed rate equal to 5.00%	622,196	3.40%
Morgan Stanley	06/20/2018	4,515,000	Pay: New Albertsons(T) Receive: Fixed rate equal to 5.00%	635,557	3.40%

				$8,193,939

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swaps with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2014 (Unaudited)

Aberdeen Global High Income Fund

At July 31, 2014, the Fund held the following credit default swaps:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	Markit CDX North America	5.00%	6/20/2018	USD	50,094,000	$1,302,832
	High Yield (S20)
Pay	Markit CDX North America	5.00%	12/20/2018	USD	31,343,400	86,145
	High Yield (S20)

						$1,388,977

See accompanying notes to statements of investments.

Notes to Statements of Investments (Unaudited)

July 31, 2014

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) and Aberdeen Global Select Opportunities Fund Inc. (the “Global Select Opportunities Fund”) in the preparation of their financial statements. (Each series of the Trust and the Global Select Opportunities Fund are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

(a) Security Valuation

The Funds value their securities at current market value or fair value consistent with the Funds’ valuation procedures and regulatory requirements.

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Global Select Opportunities Fund’s Board of Directors, and the Trust’s Board of Trustees (each, a “Board” and collectively, “the Boards”), as applicable. The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost, which approximates fair value. To the extent each Fund invests in other open-end funds, the Fund will calculate its Net Asset Value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings, and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards.

The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. This is generally accomplished by adjusting the closing price for movements in correlated indices, securities or derivatives. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Fund’s NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are pricing their shares.

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations, based upon significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period.

The Funds will fair value foreign securities when the Adviser does not believe that the closing prices are reflective of fair value due to significant events that occurred subsequent to the close of the foreign markets but before the Funds’ NAV calculations. When securities are fair valued under this method, they will be classified as Level 2 which may result in significant transfers between Level 1 and Level 2. The number of days on which fair value prices will be used depends on market activity. It is possible that fair value prices will be used by the Funds to a significant extent. Foreign securities in the Global Select Opportunities Fund, Select International Equity Fund and Select International Equity Fund II were not fair valued under this method at October 31, 2013 however, foreign securities were fair valued under this method at July 31, 2014, resulting in the following transfers from Level 1 to Level 2 in the fair value hierarchy.

Fund	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
Global Select Opportunities Fund Inc.	3,811,377	—
Select International Equity Fund	435,233,826	—
Select International Equity Fund II	207,116,730	—

The following is a summary of the inputs used as of July 31, 2014 in valuing the Funds’ investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments, at Value	LEVEL 1– Quoted Prices ($)	LEVEL 2– Other Significant Observable Inputs ($)	LEVEL 3– Significant Unobservable Inputs ($)	Total ($)
Aberdeen Global Select Opportunities Fund Inc.
Investments in Securities
Common Stocks	3,174,574	3,811,377	—	6,985,951
Preferred Stocks	743,856	—	—	743,856
Repurchase Agreement	—	181,385	—	181,385

	3,918,430	3,992,762	—	7,911,192

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

Investments, at Value	LEVEL 1– Quoted Prices ($)	LEVEL 2– Other Significant Observable Inputs ($)	LEVEL 3– Significant Unobservable Inputs ($)	Total ($)
Aberdeen Select International Equity Fund
Investments in Securities
Common Stocks	57,913,299	413,791,065	1,902,752	473,607,116
Exchange Traded Funds	—	—	1,389,510	1,389,510
Government Bonds	—	—	1,271,646	1,271,646
Preferred Stocks	41,248,072	21,442,760	—	62,690,832
Repurchase Agreement	—	5,631,401	—	5,631,401

	99,161,371	440,865,226	4,563,908	544,590,505

Select International Equity Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended July 31, 2014

Asset Valuation Inputs

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2014
COMMON STOCKS
Bulgaria	$2,291,326	$—	$(15,802,654)	$15,798,452	$—	$(384,372)	$—	$—	$1,902,752	$(30,354)
Latvia	—	—	—	—	8,354,908	(8,354,908)	—	—	—	—
Serbia	80,145	—	—	(80,145)	—	—	—	—	—	(80,145)
Venezuela	—	—	—	—	—	—	—	—	—	—
EXCHANGE TRADED FUNDS
Russia	1,389,510	—	—	—	—	—	—	—	1,389,510	—
GOVERNMENT BONDS
Venezuela	1,849,035	(11,853)	—	(565,536)	—	—	—	—	1,271,646	(565,536)

TOTAL	$5,610,016	$(11,853)	$(15,802,654)	$15,152,771	$8,354,908	$(8,739,280)	$—	$—	$4,563,908	$(676,035)

Investments, at Value	LEVEL 1– Quoted Prices ($)	LEVEL 2– Other Significant Observable Inputs ($)	LEVEL 3– Significant Unobservable Inputs ($)	Total ($)
Aberdeen Select International Equity Fund II
Investments in Securities
Common Stocks	28,228,136	197,068,674	—	225,296,810
Preferred Stocks	20,491,222	10,048,057	—	30,539,279
Repurchase Agreement	—	4,611,447	—	4,611,447

	48,719,358	211,728,178	—	260,447,536

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

Investments, at Value	LEVEL 1– Quoted Prices ($)	LEVEL 2– Other Significant Observable Inputs ($)	LEVEL 3– Significant Unobservable Inputs ($)	Total ($)
Aberdeen Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	132,423,642	—	132,423,642
Commercial Mortgage-Backed Securities	—	265,487,208	5,431,778	270,918,986
Corporate Bonds	—	432,215,502	—	432,215,502
Municipal Bonds	—	73,382,888	—	73,382,888
Government Bonds	—	155,421,229	—	155,421,229
Government Agencies	—	2,858,200	—	2,858,200
U.S. Agencies	—	191,422,934	—	191,422,934
U.S. Treasuries	—	155,867,981	—	155,867,981
Repurchase Agreement	—	107,213,904	—	107,213,904
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	3,388,403	—	3,388,403
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,161,223)	—	(1,161,223)

	—	1,518,520,668	5,431,778	1,523,952,446

Total Return Bond Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended July 31, 2014

Asset Valuation Inputs

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2014
ASSET-BACKED SECURITIES
United States	$12,663,773	$—	$(24)	$189,502	$5,420,000	$(891,660)	$—	$(11,949,813)	$5,431,778	$—

TOTAL	$12,663,773	$—	$(24)	$189,502	$5,420,000	$(891,660)	$—	$(11,949,813)	$5,431,778	$—

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

Investments, at Value	LEVEL 1– Quoted Prices ($)	LEVEL 2– Other Significant Observable Inputs ($)	LEVEL 3– Significant Unobservable Inputs ($)	Total ($)
Aberdeen Global High Income Fund
Investments in Securities
Corporate Bonds	—	1,824,412,713	51,750	1,824,464,463
Government Bonds	—	120,036,943	—	120,036,943
Government Agencies	—	14,719,138	—	14,719,138
Bank Loans	—	458,289,158	96,928,690	555,217,848
Common Stocks	—	7,924,490	39,707,112	47,631,602
Preferred Stocks	30,050,045	—	—	30,050,045
Repurchase Agreement	—	185,267,588	—	185,267,588
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	4,950,753	—	4,950,753
Credit Default Swap Contracts	—	9,582,916	—	9,582,916
Forward Foreign Currency Exchange Contracts	—	(470,463)	—	(470,463)

	30,050,045	2,624,713,236	136,687,552	2,791,450,833

Global High Income Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended July 31, 2014

Asset Valuation Inputs

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2014
BANK LOANS
United States	$50,905,340	$1,323,915	$97,698	$2,625,950	$51,513,186	$(4,875,952)	$36,073,707	$(40,735,154)	$96,928,690	$2,625,951
COMMON STOCK
Norway	32,749,750	—	—	6,957,362	—	—	—	—	39,707,112	6,957,362
CORPORATE BONDS
United States	78,069,504	—	896,825	(1,177,975)	—	(27,381,825)	—	(50,354,779)	51,750	7,875

TOTAL	$161,724,594	$1,323,915	$994,523	$8,405,337	$51,513,186	$(32,257,777)	$36,073,707	$(91,089,933)	$136,687,552	$9,591,188

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

Amounts listed as “–” are $0 or round to $0.

The following is quantitative information about level 3 fair value measurements:

Description	Fair Value at 7/31/14 ($)	Valuation Technique(s)	Unobservable Inputs	Range	Weighted Average
Global High Income Fund
Bank Loans	$96,928,690	Broker Pricing	Bid/Ask Spread	$77.3 - 101.3	$92.1
Common Stocks	39,707,112	Evaluated Pricing	Bid/Ask Spread	$27.8	$27.8
Corporate Bonds	51,750	Broker Pricing	Bid/Ask Spread	$3.5	$3.5

Evaluated Pricing: In determining the fair value of the Common Stock as of July 31, 2014, the Global High Income Fund took an average of the values calculated using the Income Approach – Discounted Cash Flow Method and the Market Approach – Guideline Public Company Method, weighted equally, to derive an evaluated price.

Income Approach: A well-established technique used to estimate the equity value of a company through an analysis of projected income, such as using the Discounted Cash Flow Method. Using this analysis, value is indicated from all of the future cash flows attributable to the subject company discounted to present value at a required rate of return. If debt free cash flows are used, any long-term debt is deducted from the indicated value of the invested capital to determine equity value.

Market Approach: References actual transactions in the equity of the enterprise being valued or transactions in similar enterprises that are traded in private and public markets. Third-party transactions in the equity of an entity generally represent the best estimate of fair value if they are completed at arm’s length. The Guideline Public Company Method involves identifying and selecting publicly traded companies with financial and operating characteristics similar to the company being valued. Once publicly traded companies are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject company to estimate the value of its equity or invested capital. Similarly, the Comparable Transactions Method analyzes transactions involving target companies operating in industries similar to the subject company. While it is known that no two companies are exactly alike, nor are any two transactions structured identically, consideration is given to comparisons of the capital structure, operations, size, and profitability, as well as other operating characteristics of the target companies. Once comparable transactions for reasonable targets are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject company to estimate the value of its equity or invested capital.

(b) Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Funds may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the statements of investments.

(c) Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

(d) Derivative Financial Instruments

The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Swaps

Certain Funds enter into swaps to efficiently gain or hedge interest rate or currency risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by a Fund, and/or the termination value at the end of the contract. Therefore, a Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. A Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

Certain Funds are a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by certain Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement. To the extent a Fund engages in transactions under these agreements, it is subject to counterparty risk, which is described with respect to swaps both above and below.

Certain swaps entered into after June 10, 2013, including some interest rate swaps and credit default swaps, must be cleared pursuant to U.S. Commodity Futures Trading Commission (“CFTC”) regulations. As a result, these swaps can no longer be traded over-the-counter and are subject to these various regulations and rules of the CFTC.

Credit Default Swaps

A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults. A Fund might use credit default

Notes to Statements of Investments (Unaudited) (continued)

July 31, 2014

swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issuers (i.e., to reduce risk when the Fund owns or has exposure to such issuers). A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, a Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting agreement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparty.

(e) Bank Loans

The Global High Income Fund may invest in bank loans. Bank loans include floating and fixed-rate debt obligations. Floating rate loans are debt obligations issued by companies or other entities with floating interest rates that reset periodically. Floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan.

The Global High Income Fund may enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowings in which the Global High Income Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount established by the loan agreement. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Global High Income Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Global High Income Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These risks could cause the Global High Income Fund to lose money on its investment, which in turn could affect its returns. The Global High Income Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of its limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Global High Income Fund.

Notes to Statements of Investments (Unaudited) (concluded)

July 31, 2014

At July 31, 2014, there were two unfunded commitments which amounted to $4,418,367 of par and had cost and fair value of $4,418,367 and $4,187,502 respectively.

2. Tax Information

As of July 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Global Select Opportunities Fund Inc.	$7,394,946	$744,854	$(228,608)	$516,246
Aberdeen Select International Equity Fund	582,031,980	47,217,317	(84,658,792)	(37,441,475)
Aberdeen Select International Equity Fund II	246,791,893	22,200,454	(8,544,811)	13,655,643
Aberdeen Total Return Bond Fund	1,497,823,615	30,723,091	(6,821,440)	23,901,651
Aberdeen Global High Income Fund	2,701,479,134	120,357,148	(44,448,655)	75,908,493

3. Investments in Affiliated Issuers

An affiliated issuer, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), includes an issuer in which a Fund holds 5% or more of the issuer’s outstanding voting securities. A summary of the Funds’ investments in securities of these issuers for the period ended July 31, 2014 is set forth below:

Affiliate	Shares Held July 31, 2014	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value July 31, 2014
Aberdeen Select International Equity Fund
LEV Insurance	4,078,860	$—	$—	$—	$1,902,752
Toza Markovic ad Kikinda	78,160	—	—	—	—

					$1,902,752

Affiliate	Shares Held July 31, 2014	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value July 31, 2014
Aberdeen Global High Income Fund
Deep Ocean	1,427,968	$—	$—	$—	$39,707,112

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Select Opportunities Fund Inc.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 25, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

September 25, 2014